Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of short-term loans

	As of March 31,
	2024	2025
	RMB	RMB	US$
Xiaoshan Rural Commercial Bank (i)	3,000,000	–	–
Zhejiang Mintai Commercial Bank (ii)	2,000,000	–	–
Total	5,000,000	–	–

(i)

On May 30, 2022, Fit-One entered into a one-year loan agreement with Xiaoshan Rural Commercial Bank of RMB3,000,000 bearing an interest rate of 6.30% per annum. The loan was guaranteed by a third-party entity, Hangzhou Financing Guarantee Group Co. The loan was fully repaid in May 2023.

On May 16, 2023, Fit-One entered into a one-year loan agreement with Xiaoshan Rural Commercial Bank of RMB3,000,000 bearing an interest rate of 6.30% per annum. The loan was guaranteed by a third-party entity, Hangzhou Financing Guarantee Group Co. The loan was fully repaid in May 2024.

(ii)	On November 14, 2022, Fit-One entered into a one-year loan agreement with Zhejiang Mintai Commercial Bank of RMB1,000,000 bearing an interest rate of 7.16% per annum. The loan was guaranteed by Mr. Conggang Chen, Ms. Minghui Liu and Ms. Lianying Zhu. The loan was fully repaid in October 2023.

On October 19, 2023, Fit-One entered into a one-year loan agreement with Zhejiang Mintai Commercial Bank of RMB2,000,000 bearing an interest rate of 6.29% per annum. The loan was guaranteed by Mr. Conggang Chen, Ms. Minghui Liu and Ms. Lianying Zhu. The loan was fully repaid in October 2024.